Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11. Goodwill:

A continuity of goodwill is as follows:

	December 31, 2019	December 31, 2018
Balance, beginning of year	$3,170	$3,324
Impact of foreign exchange changes	(60)	(154)
Balance, end of year	$3,110	$3,170

The Company completed its annual assessment of impairment and concluded that the remaining goodwill of $3,110 related to the Transportation business segment was not impaired as at December 31, 2019.